LONG-TERM DEBT AND CREDIT FACILITIES - Senior notes (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 06, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Proceeds from debt net of issuance costs	$ 494.7
Principal amount			$ 1,745.7
Debt repayments			500.0	$ 425.0
Senior notes
Long-term debt
Principal amount			$ 1,750.0
Redemption price (as a percent)			100.00%
Redeem of the principal amount (as a percent)			100.00%
Prior to maturity upon certain fundamental changes			101.00%
Senior notes | Minimum
Long-term debt
Premium add to the redemption price (as a percent)			40.00%
Senior notes | Maximum
Long-term debt
Premium add to the redemption price (as a percent)			50.00%
4.50% senior notes
Long-term debt
Debt securities	$ 500.0
Interest Rates (as a percent)	4.50%		4.50%
Principal amount			$ 500.0
Redeemable period, before maturity date			3 months
5.125% senior notes
Long-term debt
Interest Rates (as a percent)			5.125%
Principal amount			$ 500.0
Redeemable period, before maturity date			3 months
5.950% senior notes
Long-term debt
Interest Rates (as a percent)			5.95%
Principal amount			$ 500.0
Redeemable period, before maturity date			3 months
6.875% senior notes
Long-term debt
Interest Rates (as a percent)			6.875%
Principal amount			$ 250.0
Redeemable period, before maturity date			6 months
3.625% senior notes
Long-term debt
Interest Rates (as a percent)		3.625%
Debt repayments		$ 250.0